CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Equipment sales and licensing		$ 5,664,637		$ 17,091,344	$ 22,602,408	$ 11,460,078
Equipment sales and licensing, related party	2,268,295		2,268,295
Field services		1,133,021	1,547,786	6,692,213	7,405,266	9,628,081	8,964,484
Aftermarket part sales		528,725	287,724	528,725	1,124,624
Aftermarket part sales, related party	120,294		122,521
Total revenues	2,388,589	7,326,383	4,226,326	24,312,282	31,132,298	21,088,159	8,964,484
Costs and expenses
Equipment sales and licensing costs (exclusive of depreciation shown below)	1,923,064	4,272,243	1,923,064	12,942,666	16,430,617	8,261,524
Field services costs (exclusive of depreciation shown below)		576,670	721,214	2,092,252	2,492,397	2,583,911	3,394,688
Aftermarket part costs (exclusive of depreciation shown below)	95,950		322,423		773,929
Selling, general and administrative	2,055,462	1,694,775	6,563,147	5,470,075	7,951,540	13,407,983	12,056,943
Depreciation and amortization	55,253	556,154	931,504	1,657,324	2,318,605	2,174,983	1,957,881
Asset impairment							116,000
Restructuring charge		(62,000)	(3,170)	(62,000)			50,000
Gain (loss) on sale/disposal of fixed assets, net		(142,457)		(142,457)	142,457
Total costs and expenses	4,129,729	6,895,385	10,458,182	21,957,860	29,967,088	26,428,401	17,575,512
Income (loss) from operations	(1,741,140)	430,998	(6,231,856)	2,354,422	1,165,210	(5,340,242)	(8,611,028)
Loss on investment in unconsolidated investee	(437,594)		(483,598)
Other income (expense)
Gain on deconsolidation			29,474,609
Interest expense	(113,478)	(111,261)	(351,707)	(286,602)	(360,031)	(581,392)	(1,176,222)
Restructuring charge reversal					62,000
Loss on settlement, net							(65,756)
Loss on conversion, net						(93,762)	(19,604)
Gain (loss) on change in fair value of derivative instruments	1,215	87,724	89,894	1,729	41,374	152,888	(12,787,666)
Loss on sale of interest in unconsolidated investee	(500,000)		(500,000)
Other, net				4,627	3,057	909	292
Total other income (expense), net	(612,263)	(23,537)	28,712,796	(280,246)	(111,143)	(521,357)	(14,048,956)
Net income (loss)	(2,790,997)	407,461	21,997,342	2,074,176	1,054,067	(5,861,599)	(22,659,984)
Preferred stock dividends	(20,688)	(25,687)	(62,064)	(77,125)	(102,813)	(103,000)	(105,500)
Net income (loss) applicable to common stock before allocation to noncontrolling interest	(2,811,685)	381,774	21,935,278	1,997,051	951,254	(5,964,599)	(22,765,484)
Less: net income applicable to noncontrolling interest in consolidated subsidiary		(65,789)	187,806	(810,420)	(815,054)	(1,690,075)	528,277
Net income (loss) applicable to Ecosphere Technologies, Inc. common stock	$ (2,811,685)	$ 315,985	$ 22,123,084	$ 1,186,631	$ 136,200	$ (7,654,674)	$ (22,237,207)
Net income (loss) per common share applicable to common stock
Basic	$ (0.02)	$ 0	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)
Diluted	$ (0.02)	$ 0	$ 0.13	$ 0.01	$ 0	$ (0.05)	$ (0.17)
Weighted average number of common shares outstanding
Basic	163,588,214	156,948,937	163,237,401	156,012,479	148,989,308	143,989,520	131,502,601
Diluted	163,588,214	164,624,749	164,929,678	168,746,364	154,568,010	143,989,520	131,502,601